Annual Operating Expenses - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund
Apr. 29, 2024
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.42%